Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Disclosure of cash flow statement [text block]
22.	Supplemental Cash Flow Information

Supplemental cash flow information with respect to the years ended December 31, 2017 and 2016 is summarized as follows:

	2017	2016

Operating Cash Flows Arising From Interest and Taxes
Interest received	$221	$63

Non-Cash Investing and Financing Transactions
Capitalization of share-based compensation to mineral properties	$369	$136
Capitalization of depreciation to mineral properties	$265	$119
Capitalization of re-estimation of decommissioning and rehabilitation provision	$37	$(220)
Increase (decrease) in non-cash working capital related to:
Mining operations properties	$(1,130)	$54
Exploration and evaluation properties	$(23)	$-